Note 17 - Discontinued Operations	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
17.	Discontinued Operations

Following the close of trading on the Nasdaq Capital Market on
May 30, 2018,
the Company completed the spin-off of its drybulk fleet (excluding M/V Monica P, a handymax drybulk carrier, which was agreed to be sold) to EuroDry Ltd (Note
1
). Accordingly, the results of operations and financial condition of EuroDry have been presented in discontinued operations for all historical comparative periods presented
. The revenue and loss for the discontinued operations for the periods ended
December
31,
2017,
2018
and
2019
are analyzed as follows:

		Year Ended December 31 (discontinued operations)
	2017	2018	2019
Statement of Operations Data
Voyage revenue	20,280,215	25,934,204	-
Commissions (including, $253,503, $324,178 and nil respectively, to related party)	(1,122,196)	(1,411,333)	-
Voyage expenses	(2,396,318)	(410,676)	-
Vessel operating expenses (including, $102,131, $115,026 and nil, respectively, to related party)	(6,892,388)	(9,183,152)	-
Drydocking expenses	(127,509)	(1,465,079)	-
Related party management fees	(1,409,716)	(1,701,340)	-
Vessel depreciation	(4,786,272)	(5,422,155)	-
General and administrative expenses (including $693,524, $731,456 and nil, respectively, to related party)	(917,160)	(2,346,502)	-
Operating income	2,628,656	3,993,967	-
Total other expenses, net	(1,778,955)	(2,874,232)	-
Net income	849,701	1,119,735	-
Dividend Series B Preferred Shares	-	(565,229)	-
Net income attributable to common shareholders	849,701	554,506	-

Euroseas contributed to EuroDry its interests in
seven
of its drybulk subsidiaries and related intercompany debts and obligations in exchange for
2,254,830
of EuroDry common shares and
19,042
of EuroDry Series B Preferred Shares (representing all of EuroDry's issued and outstanding stock as of
May 30, 2018).

Up to the Spin-off date, Euroseas had contributed to EuroDry an amount of
$52.52
million as equity in order to partly finance the acquisition of the vessels contributed to EuroDry (M/V Pantelis, M/V Eirini, M/V Xenia and M/V Ekaterini), other general and administrative expenses allocated from the Company to EuroDry as well as the amounts recognized as loss on termination and impairment of shipbuilding contracts described above. An amount of
$9.66
million was also allocated to EuroDry from the Company’s accumulated deficit, comprising the accumulated deficit of the Subsidiaries. In total an amount of
$42.86
million was allocated from the Company’s shareholders’ equity to EuroDry’s shareholders’ equity.